Investment Securities	12 Months Ended
Dec. 31, 2015
Investment Securities [Abstract]
Investment Securities

Note 3 – Investment Securities

The following tables summarize FHN’s investment securities on December 31, 2015 and 2014:

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale ("AFS"):
U.S. treasuries	$100	$-	$-	$100
Government agency issued mortgage-backed securities ("MBS")	1,555,798	23,437	(5,624)	1,573,611
Government agency issued collateralized mortgage obligations ("CMO")	2,181,998	10,566	(22,881)	2,169,683
Other U.S. government agencies	102	-	-	102
States and municipalities	1,500	-	-	1,500
Equity and other (a)	184,850	-	-	184,850
Total securities available-for-sale (b)	$3,924,348	$34,003	$(28,505)	$3,929,846
Securities held-to-maturity ("HTM"):
States and municipalities	$4,320	$989	$-	$5,309
Corporate bonds	10,000	40	-	10,040
Total securities held-to-maturity	$14,320	$1,029	$-	$15,349

  Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $65.8 million. The remainder is money market, mutual funds, and cost method investments.
  Includes $2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. treasuries	$100	$-	$-	$100
Government agency issued MBS	716,618	35,287	(740)	751,165
Government agency issued CMO	2,615,620	22,026	(26,380)	2,611,266
Other U.S. government agencies	1,755	52	-	1,807
States and municipalities	10,205	-	-	10,205
Equity and other (a)	182,184	-	(114)	182,070
Total securities available-for-sale (b)	$3,526,482	$57,365	$(27,234)	$3,556,613
Securities held-to-maturity:
States and municipalities	$4,292	$1,112	$-	$5,404
Total securities held-to-maturity	$4,292	$1,112	$-	$5,404

  Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $66.0 million. The remainder is money market, mutual funds, and cost method investments.
  Includes $3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

The amortized cost and fair value by contractual maturity for the available-for-sale and held-to-maturity securities portfolios on December 31, 2015, are provided below:

	Held-to-Maturity		Available-for-Sale
	Amortized	Fair	Amortized	Fair
(Dollars in thousands)	Cost	Value	Cost	Value
Within 1 year	$-	$-	$1,500	$1,500
After 1 year; within 5 years	-	-	100	100
After 5 years; within 10 years	-	-	102	102
After 10 years	14,320	15,349	-	-
Subtotal	14,320	15,349	1,702	1,702
Government agency issued MBS and CMO (a)	-	-	3,737,796	3,743,294
Equity and other	-	-	184,850	184,850
Total	$14,320	$15,349	$3,924,348	$3,929,846

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available-for-Sale
(Dollars in thousands)	2015	2014	2013
Gross gains on sales of securities	$5,630	$5,867	$4,078
Gross (losses) on sales of securities	(3,503)	-	(1,193)
Net gain/(loss) on sales of securities (a)	$2,127	$5,867	$2,885
Venture capital investments (b)	-	(2,995)	-
Net OTTI recorded (c)	(749)	-	(1,125)
Total securities gain/(loss), net	$1,378	$2,872	$1,760

  Proceeds from sales during 2015 and 2013 were $69.7 million and $63.8 million, respectively. Proceeds from sales during 2014 were $9.2 million, inclusive of $1.4 million of equity securities. 2015 includes a $1.8 million gain from an exchange of approximately $335 million of AFS debt securities.
  Includes losses on sales, write-offs and/or unrealized fair value adjustments related to venture capital investments.
  OTTI recorded in 2015 and 2013 is related to equity securities.

The following tables provide information on investments within the available-for-sale portfolio that had unrealized losses as of December 31, 2015 and 2014:
	As of December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$1,014,843	$(10,846)	$359,559	$(12,035)	$1,374,402	$(22,881)
Government agency issued MBS	837,628	(4,815)	30,784	(809)	868,412	(5,624)
Total temporarily impaired securities	$1,852,471	$(15,661)	$390,343	$(12,844)	$2,242,814	$(28,505)

	As of December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$179,661	$(869)	$964,267	$(25,511)	$1,143,928	$(26,380)
Government agency issued MBS	32,141	(8)	35,849	(732)	67,990	(740)
Total debt securities	211,802	(877)	1,000,116	(26,243)	1,211,918	(27,120)
Equity	967	(80)	9	(34)	976	(114)
Total temporarily impaired securities	$212,769	$(957)	$1,000,125	$(26,277)	$1,212,894	$(27,234)

FHN has reviewed investment securities that were in unrealized loss positions in accordance with its accounting policy for OTTI and does not consider them other-than-temporarily impaired. For debt securities with unrealized losses, FHN does not intend to sell them and it is more-likely-than-not that FHN will not be required to sell them prior to recovery. The decline in value is primarily attributable to changes in interest rates and not credit losses. For equity securities, FHN has both the ability and intent to hold these securities for the time necessary to recover the amortized cost.